Other income, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other income, net
Government grants	¥ 46,343	¥ 68,682	¥ 21,121
Others	287	(1,612)	(194)
Other income, net	¥ 46,630	¥ 67,070	¥ 20,927